Report of the directors financial review risk report - IFRS 9 ECL sensitivity (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Allowance for ECL | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	£ (173)	£ (165)
Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(56)	(67)
Allowance for ECL | Credit cards and other retail
Disclosure of financial assets [line items]
Financial assets	(1)	(1)
Allowance for ECL | Central scenario | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(158)	(155)
Allowance for ECL | Central scenario | Mortgages
Disclosure of financial assets [line items]
Financial assets	(56)	(66)
Allowance for ECL | Central scenario | Credit cards and other retail
Disclosure of financial assets [line items]
Financial assets	(1)	(1)
Allowance for ECL | Upside scenario | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(135)	(130)
Allowance for ECL | Upside scenario | Mortgages
Disclosure of financial assets [line items]
Financial assets	(55)	(66)
Allowance for ECL | Upside scenario | Credit cards and other retail
Disclosure of financial assets [line items]
Financial assets	(1)	(1)
Allowance for ECL | Downside scenario , worst outcome | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(222)	(192)
Allowance for ECL | Downside scenario , worst outcome | Mortgages
Disclosure of financial assets [line items]
Financial assets	(56)	(67)
Allowance for ECL | Downside scenario , worst outcome | Credit cards and other retail
Disclosure of financial assets [line items]
Financial assets	(1)	(1)
Allowance for ECL | Downside scenario, additional | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(355)	(552)
Allowance for ECL | Downside scenario, additional | Mortgages
Disclosure of financial assets [line items]
Financial assets	(62)	(74)
Allowance for ECL | Downside scenario, additional | Credit cards and other retail
Disclosure of financial assets [line items]
Financial assets	(1)	(1)
Gross carrying/ nominal amount | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	339,565	347,588
Gross carrying/ nominal amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	4,403	4,479
Gross carrying/ nominal amount | Credit cards and other retail
Disclosure of financial assets [line items]
Financial assets	68	68
– of which: UK | Allowance for ECL | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(34)	(39)
– of which: UK | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
– of which: UK | Allowance for ECL | Central scenario | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(31)	(35)
– of which: UK | Allowance for ECL | Central scenario | Mortgages
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
– of which: UK | Allowance for ECL | Upside scenario | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(26)	(25)
– of which: UK | Allowance for ECL | Upside scenario | Mortgages
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
– of which: UK | Allowance for ECL | Downside scenario , worst outcome | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(62)	(50)
– of which: UK | Allowance for ECL | Downside scenario , worst outcome | Mortgages
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
– of which: UK | Allowance for ECL | Downside scenario, additional | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(101)	(284)
– of which: UK | Allowance for ECL | Downside scenario, additional | Mortgages
Disclosure of financial assets [line items]
Financial assets	(4)	(4)
– of which: UK | Gross carrying/ nominal amount | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	132,667	139,207
– of which: UK | Gross carrying/ nominal amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	1,969	1,979
– of which: France | Allowance for ECL | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(93)	(64)
– of which: France | Allowance for ECL | Central scenario | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(87)	(63)
– of which: France | Allowance for ECL | Upside scenario | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(76)	(55)
– of which: France | Allowance for ECL | Downside scenario , worst outcome | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(106)	(76)
– of which: France | Allowance for ECL | Downside scenario, additional | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	(141)	(99)
– of which: France | Gross carrying/ nominal amount | Corporate and commercial and NBFIs
Disclosure of financial assets [line items]
Financial assets	£ 141,818	£ 145,484